Accrued expenses and other current liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities Abstract
Accrued cost of revenue	$ 43,185	$ 7,812
Accrued compensation	981	2,869
Other accrued expenses	3,694	2,874
Total accrued expenses	47,860	13,555
Warranty reserves	4,032	3,985	$ 1,368
Current portion of operating lease liability	$ 452	$ 230
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total other current liabilities	Total other current liabilities
Non-federal tax obligations	$ 172	$ 635
Other	0	11
Total other current liabilities	$ 4,656	$ 4,861